EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share Tables [Abstract]
Earnings Per Share Tables [Text Block]

	2010	2011	2012

Net loss attributable to NBG shareholders	(354,772)	(14,539,668)	(2,537,491)
Dividends to preference shares	(71,558)	-	-
Net loss attributable to ordinary shareholders	(426,330)	(14,539,668)	(2,537,491)
Weighted average ordinary shares outstanding for basic earnings per share	762,275,390	955,341,356	955,909,298
Weighted average ordinary shares outstanding for dilutive earnings per share	762,275,390	955,341,356	955,909,298
Basic earnings / (losses) per share	(0.56)	(15.22)	(2.65)
Diluted earnings / (losses) per share	(0.56)	(15.22)	(2.65)